3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Schedule of classification of financial instruments (Policies)	12 Months Ended
Jan. 31, 2021
Policies
Schedule of classification of financial instruments

(k)Financial instruments

The Company adopted IFRS 9 Financial Instruments effective February 1, 2018.  Under IFRS 9, the Company recognizes all financial assets initially at fair value and classifies them into one of the following measurement categories: fair value through profit or loss (“FVTPL”), fair value through other comprehensive (“FVTOCI”) or amortized cost, as appropriate.  On adoption of IFRS 9, there was no accounting impact to the financial statements and there were no changes in the carrying values of any of the Company’s financial assets.

Financial liabilities are initially recognized at fair value and classified as either FVTPL or amortized cost, as appropriate.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

At each reporting date, the Company assesses whether there is objective evidence that a financial asset has been impaired.

The Company had made the following classification of its financial instruments:

Financial Asset or Liability	Category
Cash and cash equivalents	amortized cost
Receivables	amortized cost
Reclamation deposits	amortized cost
Accounts payable and accrued liabilities	amortized cost
Amounts owing to related parties	amortized cost

Financial instruments measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

•Level 3 – Inputs that are not based on observable market data.